NATURE OF OPERATIONS (Details)old	12 Months Ended
	Dec. 31, 2021 $ / shares shares	Jun. 29, 2021 shares	Apr. 08, 2021 shares
Mercer Park
Business Acquisition [Line Items]
Equity shares	616,156	1,008,975
Number of shares contingently issuable	6,306,095
Mercer Park | Minimum
Business Acquisition [Line Items]
Shares issuable volume-weighted average price trigger | $ / shares	$ 13.00
Mercer Park | Maximum
Business Acquisition [Line Items]
Shares issuable volume-weighted average price trigger | $ / shares	$ 15.00
GH Group
Business Acquisition [Line Items]
Percentage of indirect ownership			1
GH Group | MPB Acquisition
Business Acquisition [Line Items]
Equity shares issued and outstanding acquired			50,151,101
GH Group | Mercer Park
Business Acquisition [Line Items]
Common share purchase warrants			28,489,500